Operations Classified as Held for Sale - Narrative (Details) - EUR (€) € in Millions	Jan. 24, 2019	Nov. 08, 2018
Telefonica, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	60.00%
Corporacion Multi Inversiones, SA | Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
Disposal of major subsidiary | Telefonica, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	60.00%
Disposal of major subsidiary | Corporacion Multi Inversiones, SA | Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
America Movil, SAB de CV | Disposal of major subsidiary | Telefónica Moviles El Salvador
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate sold (as a percent)	99.30%
Grupo Catalana Occidente | Disposal of major subsidiary | Antares
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)		100.00%
Disposal group consideration received		€ 0